As filed with the Securities and Exchange Commission on December 8, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  March 31, 2015

Date of reporting period:  September 30, 2014

Item 1. Reports to Stockholders.

MEYDENBAUER DIVIDEND GROWTH FUND

Semi-Annual Report
September 30, 2014

Meydenbauer Dividend Growth Fund
Semi-Annual Report September 30, 2014

We began the fiscal year on April 1st cautiously optimistic about the general state of the capital markets and the global economy. U.S. large cap stocks performed very well and the S&P 500® Index hit a new all-time high of 2,011 on September 18th.   However, as we moved from August into September there was a discernable narrowing of market leadership, with fewer advancing stocks driving the averages higher. At the same time markets had to deal with an adverse geo-political climate. Putin was “rattling his sword” in the Ukraine and we all became familiar with ISIS (the Islamic State of Iraq and Syria). At quarter end we also had to face the reality of a global Ebola outbreak. Subsequently, markets ended this period on a weak note.

In my last letter, I noted the Meydenbauer Dividend Growth Fund (the “Fund”) had taken on a more cyclical posture and was positioned to take advantage of a stronger economy. Should the economy falter either here or abroad, it could have negative implications for the Fund. Over the past year we have increased our exposure to chemicals, industrials and technology stocks, all of which are dependent on global growth.

In general, we continue to be pleased with the Fund’s recent performance. Performance for this fiscal six-month period ended September 30, 2014 has exceeded the benchmark Russell 1000® Index, but is slightly behind the S&P 500® Index. It has exceeded both Indices over the past twelve months.

Performance for the periods ended September 30, 2014 are as follows:

	CMDGX FUND	Russell 1000® Index	S&P 500® Index
Fiscal Year to Date 4/1/14 - 9/30/14	6.11%	5.80%	6.42%
One Year 10/1/13 - 9/30/14	19.86%	19.01%	19.73%
Since Inception (Annualized) 09/30/10 - 9/30/14	14.21%	17.22%	17.12%

Gross Expense Ratio: 1.18%
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-476-1909. For time periods over one year, returns are annualized.

Holdings that helped drive performance over the past six months include Apple Inc. (+32.83%), Altria Group, Inc. (+26.02%), LyondellBasell Industries N.V. (+23.87%), Archer-Daniels-Midland Company (+19.00), Enterprise Products Partners L.P. (+18.53%), and Xerox Corporation (+18.45%). On the other hand, detractors from performance were Ensco plc (-19.35%), Eaton Corporation plc (-14.44%), Crane Co. (-10.36%) and Walgreen Co. (-9.37%).

Listed below are the Fund’s top ten holdings as of 9/30/2014:

Company	Percent Weighting (% of Net Assets )	Annualized Yield (%)
General Electric Company	3.55	3.43
Microsoft Corporation	3.17	2.67
Cisco Systems, Inc.	3.05	3.02
International Paper Company	3.04	3.35
Apple Inc.	2.89	1.87
The Home Depot, Inc.	2.63	2.05
CSX Corporation	2.55	2.00
The Boeing Company	2.54	2.29
Xerox Corporation	2.53	1.89
Macy's, Inc.	2.50	2.15

Arguably, the markets in general have performed exceedingly well given the numerous obstacles securities have had to overcome. U.S. economic growth seems stuck in the 2% range, the Eurozone is again a “mess”, and Eurozone slowing has negatively impacted the emerging markets as their economies rely on exports. Couple that with Federal Reserve Board tapering, political discourse, Ebola, Putin and war in the Middle East, and it is quite remarkable the S&P 500® Index and Russell 1000® Index are positive for the year.

As we have stated in the past, markets are forward looking and there are certainly some positive things on the horizon. We have a national election coming up in November and it is noteworthy that the S&P 500® Index has not declined in the year following a mid-term election since 1946. The price of oil is falling, which is akin to consumers receiving a tax cut. As mentioned, the economy is growing slowly, but it is growing, and virtually all U.S. economic indicators are positive. The recent decline in interest rates bodes well for the housing industry and capital expenditures. Finally, the energy boom continues and the U.S. is benefiting from a revival in manufacturing.

Our Fund seeks to invest in equities which have paid reasonable dividends, have earnings and cash flow growth potential, and attractive dividend growth characteristics. Bond yields have fallen further since our last report, and some investors have turned to equities as a source of income. We recognize the market is currently vulnerable to a near-term correction, but as we look into 2015, we see a reasonable balance between risk and opportunity and slow global growth could favor domestic large capitalization, dividend paying stocks.

We are pleased to note that in the October 6th  edition of the Wall Street Journal, our Fund was recognized as a “Category King” in the Lipper Equity Income category based on one year performance as of 9/30/14. We thank you for your investment in the Fund and are excited about the opportunities we see ahead.

Sincerely,

Robert D. Frazier
Portfolio Manager

Past performance is no guarantee of future results.

The Fund ranked 9 out of 467 over the one year period as of 9/30/14 in Lipper, Inc.’s Equity Income universe. Lipper rankings are based on total return, which does not include sales charges.

The Wall Street Journal (“WSJ”) ranking is based on Lipper data. However, the WSJ only considers the largest class of a fund in their “pool” of funds for any particular category, whereas Lipper counts every class of a fund as a separate ranking entity. Because the number of funds in the WSJ ranking category may be smaller than the Lipper category, the WSJ ranking for the fund may be higher than the Lipper ranking.

Cash flow is the movement of money into or out of a business, project, or financial product. It is usually measured during a specified, limited period of time. Measurement of cash flow can be used for calculating other parameters that give information on a company's value and situation. For example, it may be used as input in financial models to determine internal rate of return and net present value, or to determine problems with a business's liquidity.

Mutual fund investing involves risk; principal loss is possible. The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in securities (units) of MLPs involve risks that differ from an investment in common stock. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additionally, holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

The information provided herein represents the opinion of Coldstream Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000®  Index  and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

You cannot directly invest in an index.

Dividend payments are not guaranteed. Dividend payments are a function of a company’s current/projected cash flow and earnings and there are a number of risks that may hinder dividend payments. These risks can include but are not limited to: regulatory risks, economic risk and environmental risk. These risks can determine a company’s profitability and its ability to pay dividends.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus for the Meydenbauer Dividend Growth Fund.

The Fund is distributed by Quasar Distributors, LLC.

Meydenbauer Dividend Growth Fund
Expense Example at September 30, 2014 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. The Meydenbauer Dividend Growth Fund is a no- load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/14 – 9/30/14).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the operating expenses limitation agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Meydenbauer Dividend Growth Fund
Expense Example at September 30, 2014 (Unaudited) Continued

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they  may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period* 4/1/14-9/30/14
Actual	$1,000.00	$1,061.10	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.92

*Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Meydenbauer Dividend Growth Fund
Industry Allocation of Portfolio Assets at September 30, 2014 (Unaudited)

4.1%
10.5%
8.4%
1.9%
2.0%
10.6%
2.1%
3.2%
5.5%
7.0%
3.9%
9.2%
3.0%
2.0%
2.0%
8.0%
10.0%
2.5%
4.1%
Beverage and Tobacco Product Manufacturing - 4.1%
Chemical Manufacturing - 10.5%
Computer and Electronic Product Manufacturing - 8.4%
Electrical Equipment, Appliance, and Component Manufacturing - 1.9%
Fabricated Metal Product Manufacturing - 2.0%
Finance and Insurance - 10.6%
Food Manufacturing - 2.1%
Information - 3.2%
Machinery Manufacturing - 5.5%
Mining, Quarrying, and Oil and Gas Extraction - 7.0%
Miscellaneous Manufacturing 3.9%
Retail Trade - 9.2%
Paper Manufacturing - 3.0%
Plastics and Rubber Products Manufacturing - 2.0%
Professional, Scientific, and Technical Services - 2.0%
Transportation Equipment Manufacturing - 8.0%
Transportation and Warehousing - 10.0%
Wholesale Trade - 2.5%
Money Market Funds - 4.1%

                   Percentages represent market value as a percentage of total investments

Meydenbauer Dividend Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares	COMMON STOCKS - 95.75%	Value

	Beverage and Tobacco Product Manufacturing - 4.06%
29,165	Altria Group, Inc	$1,339,840
13,000	PepsiCo, Inc.	1,210,170
		2,550,010
	Building Material and Garden Equipment - 2.63%
18,000	Home Depot, Inc.	1,651,320

	Chemical Manufacturing - 10.46%
23,000	AbbVie, Inc.	1,328,480
24,000	Dow Chemical Co.	1,258,560
19,000	E. I. du Pont de Nemours & Co.	1,363,440
12,400	Johnson & Johnson	1,321,716
12,000	LyondellBasell Industries N.V. - Class A (a)	1,303,920
		6,576,116
	Computer and Electronic Product Manufacturing - 8.42%
18,000	Apple, Inc.	1,813,500
76,000	Cisco Systems, Inc.	1,912,920
25,300	Medtronic, Inc.	1,567,335
		5,293,755
	Couriers and Messengers - 2.03%
13,000	United Parcel Service, Inc. - Class B	1,277,770

	Credit Intermediation and Related Activities - 4.53%
10,500	Ameriprise Financial, Inc.	1,295,490
25,710	JPMorgan Chase & Co.	1,548,770
		2,844,260
	Electrical Equipment, Appliance, and Component Manufacturing - 1.85%
60,000	Corning, Inc.	1,160,400

	Fabricated Metal Product Manufacturing - 2.01%
20,000	Crane Co.	1,264,200

	Food Manufacturing - 2.11%
26,000	Archer-Daniels-Midland Co.	1,328,600

The accompanying notes are an integral part of these financial statements.

Meydenbauer Dividend Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited) Continued

Shares	COMMON STOCKS - 95.75%	Value
	General Merchandise Stores - 4.68%
27,000	Macy's, Inc.	$1,570,860
21,825	Target Corp.	1,367,991
		2,938,851
	Health and Personal Care Stores - 1.89%
20,000	Walgreen Co.	1,185,400

	Insurance Carriers and Related Activities - 2.00%
24,000	Marsh & McLennan Cos., Inc.	1,256,160

	Machinery Manufacturing - 5.47%
86,985	General Electric Co.	2,228,556
22,000	Scotts Miracle-Gro Co. - Class A	1,210,000
		3,438,556
	Merchant Wholesalers, Durable Goods - 2.53%
120,000	Xerox Corp.	1,587,600

	Miscellaneous Manufacturing - 3.90%
8,200	3M Co.	1,161,776
18,000	Baxter International, Inc.	1,291,860
		2,453,636
	Oil and Gas Extraction - 3.47%
23,800	Enterprise Products Partners L.P.	959,140
15,000	Phillips 66	1,219,650
		2,178,790
	Paper Manufacturing - 3.04%
40,000	International Paper Co.	1,909,600

	Pipeline Transportation - 3.21%
12,300	Genesis Energy L.P.	647,472
13,400	Plains All American Pipeline, L.P.	788,724
11,000	Williams Partners L.P.	583,550
		2,019,746
	Plastics and Rubber Products Manufacturing - 1.95%
14,500	Illinois Tool Works, Inc.	1,224,090

	Professional, Scientific, and Technical Services - 1.99%
6,600	International Business Machines Corp.	1,252,878

The accompanying notes are an integral part of these financial statements.

Meydenbauer Dividend Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited) Continued

Shares	COMMON STOCKS - 95.75%	Value
	Publishing Industries (except Internet) - 3.17%
43,000	Microsoft Corp.	$1,993,480
	Rail Transportation - 4.72%
50,000	CSX Corp.	1,603,000
12,600	Union Pacific Corp.	1,366,092
		2,969,092
	Securities, Commodity Contracts, and Other Financial Investments and
	Related Activities - 4.10%
4,000	BlackRock, Inc.	1,313,280
32,000	Invesco Ltd. (a)	1,263,360
		2,576,640
	Support Activities for Mining - 3.52%
15,400	ConocoPhillips	1,178,408
25,000	Ensco plc - Class A (a)	1,032,750
		2,211,158
	Transportation Equipment Manufacturing - 8.01%
12,500	Boeing Co.	1,592,250
18,000	Eaton Corp. plc	1,140,660
13,000	Honeywell International, Inc.	1,210,560
11,500	Magna International, Inc. (a)	1,091,465
		5,034,935

	TOTAL COMMON STOCKS (Cost $46,848,032)	60,177,043

Shares	SHORT-TERM INVESTMENTS - 4.14%	Value
2,599,357	Fidelity Institutional Money Market Portfolio - Class I, 0.04% (b)	2,599,357
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,599,357)	2,599,357
	TOTAL INVESTMENTS IN SECURITIES (Cost $49,447,389) - 99.89%	62,776,400
	Other Assets in Excess of Liabilities - 0.11%	68,926
	NET ASSETS - 100.00%	$62,845,326

(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial statements.

Meydenbauer Dividend Growth Fund
STATEMENT OF ASSETS AND LIABILITIES at September 30, 2014 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $49,447,389)	$62,776,400
Receivables:
Fund shares sold	50,000
Dividends and interest	95,424
Prepaid expenses	20,574
Total assets	62,942,398

LIABILITIES
Payables:
Advisory fees	44,448
Administration and fund accounting fees	23,873
Transfer agent fees and expenses	9,407
Audit fees	9,228
Legal fees	5,502
Chief Compliance Officer fee	3,013
Custody fees	857
Shareholder reporting	640
Trustee fees	104
Total liabilities	97,072
NET ASSETS	$62,845,326

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$62,845,326
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	4,295,820
Net asset value, offering and redemption price per share	$14.63

COMPOSITION OF NET ASSETS
Paid-in capital	$46,506,134
Accumulated net investment loss	(128,081)
Undistributed net realized gain on investments	3,138,262
Net unrealized appreciation on investments	13,329,011
Net assets	$62,845,326

The accompanying notes are an integral part of these financial statements.

Meydenbauer Dividend Growth Fund
STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2014 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $1,311)	$792,710
Interest	742
Total income	793,452

Expenses
Advisory fees (Note 4)	258,592
Administration and fund accounting fees (Note 4)	35,816
Transfer agent fees and expenses (Note 4)	14,262
Registration fees	11,057
Audit fees	9,228
Legal fees	5,675
Chief Compliance Officer fee (Note 4)	4,513
Trustee fees	4,296
Custody fees (Note 4)	3,315
Miscellaneous expenses	2,741
Insurance expense	1,610
Reports to shareholders	958
Total expenses	352,063
Add: advisory fee recoupment (Note 4)	4,876
Net expenses	356,939
Net investment income	436,513

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,487,671
Net change in unrealized appreciation on investments	1,585,629
Net realized and unrealized gain on investments	3,073,300
Net Increase in Net Assets Resulting from Operations	$3,509,813

The accompanying notes are an integral part of these financial statements.

Meydenbauer Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$436,513	$615,812
Net realized gain on investments	1,487,671	3,402,207
Net change in unrealized appreciation on investments	1,585,629	5,702,770
Net increase in net assets resulting from operations	3,509,813	9,720,789

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(416,789)	(616,326)
From net realized gain on investments	-	(5,157,934)
Total distributions to shareholders	(416,789)	(5,774,260)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
outstanding shares (a)	2,975,768	7,431,974
Total increase in net assets	6,068,792	11,378,503

NET ASSETS
Beginning of period	56,776,534	45,398,031
End of period	$62,845,326	$56,776,534
Undistributed net investment loss	$(128,081)	$(147,805)

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital

Shares sold	310,880	$4,478,371	580,564	$7,868,244
Shares issued on reinvestments of distributions	28,337	416,790	436,034	5,774,260
Shares redeemed	(132,794)	(1,1919,393)	(456,634)	(6,210,530)
Net increase	206,423	$2,975,768	559,964	$7,431,974

The accompanying notes are an integral part of these financial statements.

Meydenbauer Dividend Growth Fund
FINANCIAL HIGHLIGHTS For a Share Outstanding Throughout Each Period

	Six Months Ended					Sept. 30, 2010*
	September 30, 2014		Year Ended March 31,			through
	(Unaudited)		2014	2013	2012	March 31, 2011

Net asset value, beginning of period	$13.88		$12.86	$11.51	$11.13	$10.00

Income from investment operations:
Net investment income	0.11		0.16	0.15	0.14	0.06
Net realized and unrealized gain on
investments	0.74		2.43	1.35	0.40	1.10
Total from investment operations	0.85		2.59	1.50	0.54	1.16

Less distributions:
From net investment income	(0.10)		(0.16)	(0.15)	(0.16)	(0.03)
From net realized gain on investments	-		(1.41)	-	-	0.00	#
Total Distributions	(0.10)		(1.57)	(0.15)	(0.16)	(0.03)

Net asset value, end of period	$14.63		$13.88	$12.86	$11.51	$11.13

Total Return	6.11%		20.89%	13.19%	4.96%	11.65	%‡

Ratios/supplemental data: Net assets, end of period (thousands)	$62,845		$56,777	$45,398	$43,471	$34,962
Ratio of expenses to average net assets: Before advisory fee waiver/recoupment	1.16	% †	1.17%	1.24%	1.30%	1.46	% †
After advisory fee waiver/recoupment	1.17	% †	1.25%	1.25%	1.25%	1.25	% †
Ratio of net investment income to average
net assets:
Before advisory fee waiver/recoupment	1.45	% †	1.29%	1.34%	1.27%	0.94	% †
After advisory fee waiver/recoupment	1.44	% †	1.21%	1.33%	1.32%	1.15	% †
Portfolio turnover rate	16.73	% ‡	38.13%	86.58%	56.12%	24.38	% ‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Meydenbauer Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2014 (Unaudited)

NOTE 1 –  ORGANIZATION

The Meydenbauer Dividend Growth Fund (the “Fund”) (formerly Coldstream Dividend Growth Fund – See Note 7) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The investment objective of the Fund is to seek dividend income while maintaining exposure to the market. The Fund commenced operations on September 30, 2010.

NOTE 2 –  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2012-2014, or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Meydenbauer Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2014 (Unaudited) Continued

The Fund distributes substantially all net investment income, if any, quarterly, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the  United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

A.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

B.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that  affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

C.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of September 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 –  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Meydenbauer Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2014 (Unaudited) Continued

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 p.m. EST).

Equity Securities: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which  is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative  significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Meydenbauer Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2014 (Unaudited) Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$6,677,060	$-	$-	$6,677,060
Information	1,993,480	-	-	1,993,480
Manufacturing	32,233,898	-	-	32,233,898
Mining, Quarrying, Oil and Gas Extraction	4,389,948	-	-	4,389,948
Retail Trade	5,775,571	-	-	5,775,571
Professional, Scientific, and Technical Services	1,252,878	-	-	1,252,878
Transportation and Warehousing	6,266,608	-	-	6,266,608
Wholesale Trade	1,587,600	-	-	1,587,600
Total Common Stocks	60,177,043	-	-	60,177,043

Short-Term Investments	2,599,357	-	-	2,599,357

Total Investments in Securities	$62,776,400	$-	$-	$62,776,400

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2014, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended September 30, 2014.

NOTE 4 –  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Coldstream Capital Management, Inc. (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund. The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 0.85% based upon the average daily net assets of the Fund. For the six months ended September 30, 2014, the Fund incurred $258,592 in advisory fees.

Meydenbauer Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2014 (Unaudited) Continued

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.25% of average daily net assets of the Fund. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to  the Fund’s payment of current ordinary operating expenses. For the six months ended September 30, 2014, the Advisor recouped expenses of $4,876. At September 30, 2014, the balance of previously waived advisory fees eligible for recoupment was $0.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Pursuant to the Administration Agreement, the Administrator receives from the Fund, a combined fee that covers both fund accounting and fund administration services.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. For the six months ended September 30, 2014, the Fund incurred the following expenses for administration and fund accounting, transfer agency, Chief Compliance Officer, and custody fees:

Administration and Fund Accounting	$35,816
Transfer Agency (a)	9,793
Chief Compliance Officer	4,513
Custody	3,315

                            (a) Does not include out-of-pocket expenses.

Meydenbauer Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2014 (Unaudited) Continued

At September 30, 2014, the Fund had payables due to USBFS for administration and fund accounting, transfer agency, Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$23,873
Transfer Agency (a)	6,540
Chief Compliance Officer	3,013
Custody	857

                            (a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

NOTE 5 –  PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2014, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $13,999,659 and $9,672,246, respectively.

NOTE 6 –  INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the six months ended September 30, 2014, and the year ended March 31, 2014, were characterized as follows:

	September 30, 2014	March 31, 2014
Ordinary income	$416,789	$1,729,713
Long-term capital gains	-	4,044,547

Meydenbauer Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2014 (Unaudited) Continued

Ordinary income distributions may include dividends paid from short-term capital gains.

As of March 31, 2014, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$44,680,309
Gross unrealized appreciation	12,226,458
Gross unrealized depreciation	(492,973)
Net unrealized appreciation (a)	11,733,485
Undistributed ordinary income	275,092
Undistributed long-term capital gain	1,237,591
Total distributable earnings	1,512,683
Other accumulated gains/(losses)	-
Total accumulated earnings/(losses)	$13,246,168

                 (a) The difference between the book basis and tax basis net unrealized appreciation and cost is attributable to the tax treatment of wash sales and partnership adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post- enactment net capital losses be used before pre-enactment net capital losses.

NOTE 7 –  FUND NAME CHANGE

Effective July 29, 2014, Coldstream Dividend Growth Fund changed its name to Meydenbauer Dividend Growth Fund.

Meydenbauer Dividend Growth Fund
NOTICE TO SHAREHOLDERS at September 30, 2014 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (877) 476-1909 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2014

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 476-1909. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at  http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed  and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Information included in the Fund’s Form N-Q is also available by calling (877) 476-1909.

HOUSEHOLDING
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (877) 476-1909 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non- public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

This Page Intentionally Left Blank.

Investment Advisor
Coldstream Capital Management, Inc.
One – 100th Avenue NE, Suite 102
Bellevue, WA 98004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
77 East 55th Street
New York, NY 10022

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
  U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(877) 476-1909

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
For a current prospectus please  call (866) 476-1909. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  12/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  12/5/14

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  12/5/14

* Print the name and title of each signing officer under his or her signature.